CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Calamos Investment Trust (1933 Act File No. 33-19228; 1940 Act File No. 811-5443) (“Registrant”) hereby certifies that: (1) the form of prospectuses used with respect to Class A, Class C, Class I and Class R shares of Calamos Global Convertible Fund and Calamos Hedged Equity Income Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 93 (“Amendment No. 93”) to the Registrant’s Registration Statement; (2) the form of statement of additional information used with respect to Class A, Class C, Class I and Class R shares of Calamos Global Convertible Fund and Calamos Hedged Equity Income Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Amendment No. 93 to the Registrant’s Registration Statement; and (3) Amendment No. 93 was filed electronically.

Dated: January 5, 2015	By:	/s/ J. Christopher Jackson
J. Christopher Jackson
Vice President and Secretary